The company - 2014 Novo Nordisk A/S monalizumab &greement (Details) € / shares in Units, € in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 05, 2014 EUR (€) € / shares shares	Apr. 30, 2016 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of intangible assets			€ 587	€ 401	€ 10,375
Total financial liabilities			42,251	44,251	19,087	€ 18,723
Intangible assets			1,556	€ 44,192	€ 46,289	€ 96,968
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Purchase of intangible assets	€ 2,000	€ 6,500
Shares issued for the acquisition of C5aR intangible asset (in shares) | shares	600,000
Share issued, price per share (in EUR per share) | € / shares	€ 8.33
Issue shares for licenses	€ 5,000
Maximum potential regulatory milestones and single-digit tiered royalties on sale of products	20,000
Total financial liabilities							€ 13,100	$ 15.0
Intangible assets	€ 7,000		€ 1,600